Income Tax Benefit (Expense)	12 Months Ended
Mar. 31, 2023
Disclosure Of Income Tax [Abstract]
Income Tax Benefit (Expense)
17)
INCOME TAX BENEFIT (EXPENSE)

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2021	2022	2023
Current tax expense
Current period	(24)	(134)	(873)
Adjustment for prior period	(56)	—	—
Current tax expense	(80)	(134)	(873)

Deferred tax benefit (expense)
Origination and reversal of temporary differences	4,203	3,484	(3,880)
Change in unrecognised temporary differences	(3,335)	(8,219)	(7,131)
Utilization of previously unrecognised tax losses	37	6,934	12,860
Recognition of previously unrecognized tax losses	3,509	—	—
Utilization/(reversal) of previously recognized tax losses	173	(958)	—
Deferred tax benefit (expense) (refer note 20)	4,587	1,241	1,849

Total	4,507	1,107	976

Income tax recognized in other comprehensive income

	For the year ended March 31
	2021			2022			2023
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	13,497	—	13,497	(18,943)	—	(18,943)	(48,879)	—	(48,879)
Equity instruments at FVOCI - net change in fair value	1,825	—	1,825	33,543	—	33,543	—	—	—
Remeasurement of defined benefit liability	(199)	—	(199)	(426)	—	(426)	468	—	468
Total	15,123	—	15,123	14,174	—	14,174	(48,411)	—	(48,411)

Income tax directly recognized in equity

	For the year ended March 31
	2021			2022			2023
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Convertible notes	37,768	(6,646)	31,122	—	—	—	—	—	—

Reconciliation of effective tax

	For the Year Ended March 31
Particulars	2021	2022	2023
Loss for the year	(56,042)	(45,567)	(11,168)
Income tax benefit	4,507	1,107	976
Loss before tax	(60,549)	(46,674)	(12,144)
Income tax benefit using the Company's domestic tax rate	9,081	6,999	1,822
Effect of tax rates in foreign jurisdictions	4,313	695	(3,191)
Non-deductible expenses	(2,873)	(3,392)	(2,662)
Tax exempt income	25	383	402
Impact of change in tax laws	2,219	—	—
Utilization of previously unrecognised tax losses	37	6,934	12,860
Recognition of previously unrecognized tax losses	3,509	—	—
Utilization/(reversal) of previously recognized tax losses	173	(958)	—
Current year losses for which no deferred tax asset was recognized	(8,574)	(1,328)	(1,656)
Change in unrecognised temporary differences	(3,335)	(8,219)	(7,131)
Others	(68)	(7)	532
Income tax benefit	4,507	1,107	976